Net Finance Costs - Summary of Net Finance Costs/(Income) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Finance Costs [Abstract]
Interest expense	£ 1,605	£ 1,676	£ 1,592
Interest expense on lease liabilities	26	32	1
Facility fees	23	10	13
Interest and fair value related to early repurchase of bonds (note 4(b))	142
Interest related to adjusting tax payables	11	80	41
Venezuela hyperinflation (note 4(b))			(45)
Fair value changes on derivative financial instruments and hedged items	(217)	367	(154)
Exchange differences	205	(479)	1
Finance costs	1,795	1,686	1,449
Interest under the effective interest method	(50)	(84)	(68)
Finance income	(50)	(84)	(68)
Net finance costs	£ 1,745	£ 1,602	£ 1,381